Capital and Leasing Commitments (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of capital and leasing commitments [Abstract]
Disclosure of Detailed Information About Operating Leases Explanatory

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Minimum lease payments under non-cancellable operating lease
- not later than one year	8,533	9,618	9,472
- between one year and five years	18,039	14,943	14,435
- later than five years	1,485	528	59
	28,058	25,089	23,966

Disclosure of Detailed Information About Contracted Commitments Explanatory

	31 January 2019 NZ $000’s	31 January 2018 NZ $000’s	31 January 2017 NZ $000’s
Licence contract
- not later than one year	4,286	3,797	3,652
- between one year and five years	8,696	12,009	15,917
- later than five years	-	-	-
	12,982	15,806	19,569